Equity (Details 9) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Current assets	$ 405,266	$ 372,679
Current liabilities	(415,011)	(397,390)
Non-current assets	1,089,843	833,428
Non-current liabilities	(446,679)	(317,785)
Patria Asset Management
Statement of financial position [abstract]
Current assets	13,580	10,651
Current liabilities	(5,820)	(4,644)
Current net assets	7,760	6,007
Non-current assets	3,460	2,079
Non-current liabilities	(1,086)	(707)
Non-current net assets	2,374	1,372
Net assets	10,134	7,379
Tria
Statement of financial position [abstract]
Current assets	186,126	50,133
Current liabilities	(161,807)	(34,731)
Current net assets	24,319	15,402
Non-current assets	48,541	7,990
Non-current liabilities	(37,378)	(4,100)
Non-current net assets	11,163	3,890
Net assets	$ 35,482	$ 19,292